Debt (Details) - Scheduled future maturities of long-term debt - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Scheduled Future Maturities Of Long Term Debt Abstract
Remainder of 2022	$ 10,502	$ 12,752
2023	26,108	17,108
2024	26,371	17,371
2025	26,598	17,598
2026 and thereafter	490,916	185,607
Total	$ 580,495	$ 351,995